JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.3%
California—95.3%
Certificate of Participation/Lease—0.3%
City of Livermore, Series 2020B, COP, 4.00%, 10/01/2028(a)	885	963
Education—4.6%
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/01/2028 (a)	210	232
Series 2022A, Rev., 5.00%, 12/01/2031 (a)	450	499
Series 2022A, Rev., 5.00%, 12/01/2032 (a)	275	304
California Educational Facilities Authority, Pomona College, Capital Appreciation, Series A, Rev., Zero Coupon, 7/01/2026(a)	2,000	1,808
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023 (a)	1,500	1,542
Series U-2, Rev., 5.00%, 10/01/2032 (a)	1,500	1,824
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Rev., 4.00%, 6/01/2027 (a) (b)	565	566
Series 2022A, Rev., 4.00%, 6/01/2031 (a) (b)	1,250	1,207
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028 (a)	1,500	1,584
Series 2020BE, Rev., 5.00%, 5/15/2034 (a)	1,065	1,245
Series 2016AR, Rev., 5.00%, 5/15/2035 (a)	1,500	1,644
Series 2020BE, Rev., 5.00%, 5/15/2035 (a)	2,000	2,332
University of California, Limited Project, Series O, Rev., 5.00%, 5/15/2034(a)	1,500	1,691
		16,478
General Obligation—31.5%
Allan Hancock Joint Community College District, GO, 5.00%, 8/01/2030(a)	1,250	1,327
Calexico Unified School District
GO, 5.00%, 8/01/2027 (a)	115	128
GO, 5.00%, 8/01/2028 (a)	175	197
GO, 5.00%, 8/01/2031 (a)	385	448
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/01/2033 (a)	230	163
Series F, GO, Zero Coupon, 2/01/2034 (a)	545	370
City and County of San Francisco, Series 2020-R1, GO, 5.00%, 6/15/2029(a)	2,000	2,293
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/01/2036 (a)	1,500	1,716
Series 2019A-1, GO, 5.00%, 9/01/2038 (a)	2,710	3,093
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/01/2030(a)	2,000	1,545
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 8/01/2023(a)	1,500	1,468
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/01/2026(a)	2,000	2,177
Escondido Union High School District
Series A, GO, AGC, Zero Coupon, 8/01/2025 (a)	1,500	1,384
Series A, GO, AGC, Zero Coupon, 8/01/2029 (a)	1,000	809
Evergreen School District, Series B, GO, AGC, Zero Coupon, 8/01/2024(a)	1,915	1,825
Los Angeles Unified School District, Series 2019A, GO, 5.00%, 7/01/2032(a)	1,500	1,714
Los Gatos Union School District
GO, 4.00%, 8/01/2024 (a)	975	1,016
GO, 4.00%, 8/01/2026 (a)	1,245	1,335

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Manhattan Beach Unified School District, Series 2009A, GO, Zero Coupon, 9/01/2031(a)	2,335	1,777
Marin Healthcare District, Series 2017A, GO, 5.00%, 8/01/2032(a)	965	1,074
Menlo Park City School District
GO, Zero Coupon, 7/01/2031 (a)	500	363
GO, Zero Coupon, 7/01/2032 (a)	880	612
Mount Diablo Unified School District, Series 2012E, GO, 5.00%, 8/01/2022(a)	1,210	1,217
Mount San Antonio Community College District, Series 2013A, GO, Zero Coupon, 8/01/2023(a)	3,205	2,082
Mountain View-Whisman School District, Series A, GO, 4.00%, 9/01/2022(a)	700	705
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/01/2024(a)	1,000	950
Napa Valley Community College District, Series B, GO, NATL-RE, Zero Coupon, 8/01/2026(a)	1,215	1,088
Napa Valley Unified School District, Series 2010A, GO, Zero Coupon, 8/01/2027(a)	2,000	1,727
Newport Mesa Unified School District, Election of 2005, Series 2007, GO, NATL-RE, Zero Coupon, 8/01/2030(a)	4,500	3,555
Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/01/2022 (a)	1,500	1,497
GO, Zero Coupon, 8/01/2025 (a)	1,015	939
GO, Zero Coupon, 8/01/2026 (a)	1,790	1,610
GO, Zero Coupon, 8/01/2027 (a)	2,360	2,056
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/01/2035(a)	1,500	979
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/01/2024 (a)	2,010	2,156
Series F-1, GO, AGM, 5.25%, 7/01/2028 (a)	2,500	2,905
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/01/2032 (a)	2,000	2,162
Series 2019F-1, GO, 5.00%, 8/01/2035 (a)	3,000	3,452
San Francisco City and County Airport Commission, San Francisco International Airport, GO, 5.00%, 6/15/2031(a)	2,000	2,340
San Jose Unified School District, Election of 2002
Series C, GO, NATL-RE, Zero Coupon, 8/01/2025 (a)	2,000	1,845
Series C, GO, NATL-RE, Zero Coupon, 8/01/2029 (a)	1,500	1,213
Series C, GO, NATL-RE, Zero Coupon, 6/01/2031 (a)	3,035	2,274
San Juan Unified School District, GO, AGM, Zero Coupon, 8/01/2024(a)	1,750	1,671
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL-RE, Zero Coupon, 9/01/2027(a)	1,130	990
San Mateo County Community College District, Election of 2005
Series A, GO, NATL-RE, Zero Coupon, 9/01/2024 (a)	1,400	1,335
Series B, GO, NATL-RE, Zero Coupon, 9/01/2026 (a)	2,000	1,806
Series A, GO, NATL-RE, Zero Coupon, 9/01/2029 (a)	2,000	1,639
Series B, GO, NATL-RE, Zero Coupon, 9/01/2034 (a)	1,000	679
San Mateo County Community College District, Election of 2014, Series B, GO, 5.00%, 9/01/2033(a)	1,000	1,139
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL-RE, Zero Coupon, 8/01/2029(a)	2,000	1,603
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/01/2027(a)	1,000	868
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series C, GO, Zero Coupon, 9/01/2028(a)	1,800	1,487
State of California, School Facilities, GO, 4.00%, 9/01/2032(a)	2,000	2,096
State of California, Various Purpose
GO, 5.00%, 8/01/2026 (a)	1,320	1,471
GO, 5.00%, 8/01/2027 (a)	2,000	2,272
GO, 5.00%, 11/01/2027 (a)	3,000	3,422

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
GO, 4.00%, 3/01/2029 (a)	1,000	1,087
GO, 5.00%, 11/01/2029 (a)	2,000	2,350
GO, 5.00%, 12/01/2029 (a)	2,000	2,096
GO, 5.00%, 8/01/2030 (a)	2,000	2,246
GO, 5.00%, 8/01/2031 (a)	1,500	1,602
GO, 5.00%, 10/01/2031 (a)	1,000	1,166
GO, 5.00%, 8/01/2032 (a)	1,500	1,679
GO, 5.00%, 10/01/2032 (a)	3,000	3,195
GO, 5.00%, 8/01/2033 (a)	1,000	1,101
GO, 4.00%, 11/01/2034 (a)	1,000	1,084
GO, 5.00%, 12/01/2034 (a)	1,500	1,769
GO, 5.00%, 4/01/2036 (a)	1,000	1,141
GO, 5.00%, 8/01/2036 (a)	2,650	2,989
GO, 5.00%, 8/01/2037 (a)	1,430	1,611
Tulare Local Health Care District, GO, 4.00%, 8/01/2025(a)	455	478
Upland Unified School District, Election of 2008, Series 2008A, GO, AGM, Zero Coupon, 8/01/2030(a)	1,500	1,184
		112,842
Hospital—6.7%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/01/2031(a)	1,000	1,033
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/01/2026 (a)	1,400	1,425
Series 2016A, Rev., 4.00%, 3/01/2029 (a)	2,165	2,240
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030 (a)	250	270
Rev., 5.00%, 11/15/2032 (a)	400	429
Series 2016A, Rev., 5.00%, 8/15/2033 (a)	3,500	3,799
Series 2016B, Rev., 5.00%, 8/15/2035 (a)	1,500	1,622
California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-1-G, Rev., 5.00%, 11/01/2027(a)	1,995	2,275
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027 (a)	580	611
Series 2014A, Rev., 5.00%, 8/15/2028 (a)	850	893
Series 2014A, Rev., 5.00%, 8/15/2030 (a)	655	686
Series A, Rev., 5.00%, 8/15/2030 (a)	1,000	1,078
California Health Facilities Financing Authority, Stanford Health Clinic
Series 2017A, Rev., 5.00%, 11/15/2027 (a)	1,350	1,521
Series 2017A, Rev., 5.00%, 11/15/2034 (a)	1,200	1,326
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025 (a)	500	544
Series 2017A, Rev., 5.00%, 11/15/2034 (a)	1,500	1,627
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/01/2032 (a)	500	573
Series 2021A, Rev., 5.00%, 2/01/2033 (a)	1,000	1,143
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 4.00%, 10/15/2025(a)	145	150
Regents of the University of California Medical Center Pooled, Series 2016L, Rev., 5.00%, 5/15/2027(a)	710	780
		24,025

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Housing—0.7%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028(a)	1,750	1,877
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale, Rev., 5.00%, 9/01/2037(a) (b)	500	499
		2,376
Industrial Development Revenue/Pollution Control Revenue—0.4%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series 2015B-1, Rev., AMT, 3.00%, 11/01/2025(a)	1,500	1,488
Other Revenue—8.2%
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/01/2025 (a)	350	370
Series 2020A, Rev., 5.00%, 6/01/2026 (a)	600	643
Series 2020A, Rev., 5.00%, 6/01/2031 (a)	1,110	1,230
California County Tobacco Securitization Agency, Sonoma County Securitization Corp., Rev., 5.00%, 6/01/2027(a)	275	298
California State Public Works Board, State Office Buildings, Series F, Rev., 5.00%, 5/01/2030(a)	1,000	1,070
California State Public Works Board, Various Capital Projects
Series F, Rev., 5.00%, 5/01/2028 (a)	1,500	1,612
Series B, Rev., 5.00%, 5/01/2030 (a)	2,435	2,865
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/01/2029(a)	140	151
City of San Bernardino, Single Family Mortgage, Series A, Rev., GNMA COLL, 7.50%, 5/01/2023(a) (c)	100	104
Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 3/01/2032(a)	2,000	2,142
Golden State Tobacco Securitization Corp., Series 2017A-1, Rev., 5.00%, 6/01/2024(c)	2,500	2,654
Los Angeles County Metropolitan Transportation Authority Sales Tax
Series 2021-A, Rev., 5.00%, 7/01/2032 (a)	2,000	2,393
Series 2019-B, Rev., 5.00%, 7/01/2035 (a)	2,000	2,261
Rev., 5.00%, 6/01/2037 (a)	1,000	1,157
Midpeninsula Regional Open Space District
Rev., 5.00%, 9/01/2030 (a)	500	541
Rev., 5.00%, 9/01/2031 (a)	270	292
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/01/2030(a)	1,000	782
Riverside Public Financing Authority, Main Library Project, Series 2019A, Rev., 5.00%, 11/01/2034‡ (a)	450	510
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033(a)	2,370	2,568
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL-RE, 6.25%, 7/01/2024(a) (c)	475	498
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL-RE, 6.25%, 7/01/2024(a)	477	500
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/01/2028 (a)	1,600	1,832
Series 2019A, Rev., 5.00%, 5/01/2029 (a)	1,625	1,884
Tobacco Securitization Authority of Northern California
Rev., 5.00%, 6/01/2028 (a)	500	546
Rev., 5.00%, 6/01/2029 (a)	360	397
		29,300
Prerefunded—7.7%
California Health Facilities Financing Authority, St. Joseph Health System, Series 2013A, Rev., 5.00%, 7/01/2023(a) (c)	1,000	1,036
California Health Facilities Financing Authority, Sutter HealthSeries 2016A, Rev., 5.00%, 11/15/2025 (a) (c)	2,650	2,915

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Prerefunded — continued
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, Rev., 5.00%, 10/01/2023(a) (c)	1,000	1,044
County of Santa Clara, Campbell Union High School District, GO, 5.00%, 8/01/2024(a) (c)	1,700	1,812
County of Santa Clara, Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/01/2026 (a) (c)	2,370	2,649
Cupertino Union School District, 2013 Crossover, Series 2013A, GO, 5.00%, 8/01/2023(a) (c)	1,000	1,039
Eastern Municipal Water District Financing Authority, Series 2016B, Rev., 5.00%, 7/01/2026(a) (c)	115	127
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/01/2024(c)	1,500	1,599
San Diego County Regional Airport Authority, Senior AirportSeries B, Rev., AMT, 5.00%, 7/01/2023 (a) (c)	1,900	1,965
San Jose Unified School District
GO, 5.00%, 8/01/2023 (a) (c)	1,750	1,819
Series C, GO, 5.00%, 8/01/2024 (a) (c)	2,460	2,626
San Juan Unified School District, Election of 2002, GO, 5.00%, 8/01/2023(a) (c)	1,000	1,039
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/01/2023 (a) (c)	1,005	1,046
Series A, GO, 5.00%, 9/01/2023 (a) (c)	1,030	1,072
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/01/2024(a) (c)	790	832
Sonoma County Junior College District, GO, 5.00%, 8/01/2023(a) (c)	1,000	1,039
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/01/2026(a) (c)	2,600	2,927
Ventura County Public Financing Authority, Series 2013A, Rev., 5.00%, 11/01/2022(a) (c)	1,000	1,016
		27,602
Transportation—14.4%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026 (a)	250	264
Series B, Rev., 5.00%, 5/15/2027 (a)	225	238
Series 2017A, Rev., AMT, 5.00%, 5/15/2028 (a)	250	276
Series C, Rev., AMT, 5.00%, 5/15/2030 (a)	2,000	2,149
Series 2017A, Rev., AMT, 5.00%, 5/15/2033 (a)	500	549
Series 2019A, Rev., 5.00%, 5/15/2036 (a)	750	852
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031 (a)	500	570
Series 2022C, Rev., AMT, 5.00%, 5/15/2032 (a)	500	574
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027 (a)	2,000	2,207
Series 2020A, Rev., 5.00%, 5/15/2030 (a)	2,000	2,316
Series 2020A, Rev., 5.00%, 5/15/2034 (a)	1,000	1,145
Series 2020A, Rev., 5.00%, 5/15/2038 (a)	1,000	1,138
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018D, Rev., AMT, 5.00%, 5/15/2024 (a)	2,000	2,099
Series A, Rev., AMT, 5.00%, 5/15/2030 (a)	1,475	1,622
Series C, Rev., 5.00%, 5/15/2031 (a)	1,250	1,329
Series 2018C, Rev., AMT, 5.00%, 5/15/2034 (a)	1,250	1,349
Foothill-Eastern Transportation Corridor Agency
Series 1995A, Rev., Zero Coupon, 1/01/2026 (c)	1,795	1,661
Series 1995A, Rev., Zero Coupon, 1/01/2028 (c)	1,015	879
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/01/2032(a)	2,000	2,235

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Transportation — continued
Port of Los Angeles
Series 2014A, Rev., AMT, 5.00%, 8/01/2027 (a)	1,625	1,710
Series 2014B, Rev., 5.00%, 8/01/2030 (a)	900	951
Port of Los Angeles, Harbor Department, Series 2014A, Rev., AMT, 5.00%, 8/01/2031(a)	1,500	1,566
Port of Los Angeles, Harbor Department, Private Activity, Series 2019A, Rev., AMT, 5.00%, 8/01/2025(a)	1,000	1,077
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/01/2037(a)	1,250	1,272
San Diego Association of Governments, Mid-Coast Corridor Transit Project, Series A, Rev., 5.00%, 11/15/2025(a)	1,500	1,602
San Diego County Regional Airport Authority, Subordinate Airport
Series 2021B, Rev., AMT, 5.00%, 7/01/2031 (a)	2,000	2,255
Series 2021B, Rev., AMT, 5.00%, 7/01/2033 (a)	2,000	2,236
Series B, Rev., AMT, 5.00%, 7/01/2034 (a)	755	807
Series A, Rev., 5.00%, 7/01/2035 (a)	1,000	1,085
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/01/2025 (a)	2,000	2,133
Series H, Rev., AMT, 5.00%, 5/01/2027 (a)	1,400	1,537
Series 2021A, Rev., AMT, 5.00%, 5/01/2031 (a)	2,500	2,826
Series 2019A, Rev., AMT, 5.00%, 5/01/2034 (a)	2,000	2,196
Series 2019A, Rev., AMT, 5.00%, 5/01/2035 (a)	1,000	1,097
Series 2018B, Rev., 5.00%, 10/01/2036 (a)	1,675	1,877
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/01/2025(a)	1,790	1,897
		51,576
Utility—6.4%
California Community Choice Financing Authority, Clean Energy Project, Series 2021B-1, Rev., 4.00%, 8/01/2031(a) (d)	2,070	2,143
Los Angeles Department of Water & Power Power System
Series 2013A, Rev., 5.00%, 7/01/2027 (a)	2,165	2,205
Series C, Rev., 5.00%, 7/01/2027 (a)	1,500	1,590
Series D, Rev., 5.00%, 7/01/2032 (a)	2,480	2,813
Series 2019A, Rev., 5.00%, 7/01/2036 (a)	1,825	2,066
Series C, Rev., 5.00%, 7/01/2036 (a)	2,715	3,098
Series C, Rev., 5.00%, 7/01/2037 (a)	2,500	2,850
Northern California Power Agency, Hydroelectric Project
Series 2022A, Rev., 5.00%, 7/01/2028 (a)	1,500	1,723
Series 2022A, Rev., 5.00%, 7/01/2032 (a)	1,250	1,516
Santa Paula Utility Authority, Rev., AGM, 5.00%, 2/01/2028(a)	1,620	1,830
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/01/2030(a)	1,000	1,058
		22,892
Water & Sewer—14.4%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/01/2033(a)	1,565	1,898
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031(a)	2,000	2,169
City of Long Beach Harbor, Series 2014B, Rev., 5.00%, 5/15/2024(a)	250	265
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/01/2028 (a)	1,825	1,971
Series 2022C, Rev., 5.00%, 6/01/2032 (a)	2,000	2,403
Series B, Rev., 5.00%, 6/01/2033 (a)	1,500	1,615

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Water & Sewer — continued
Series 2018A, Rev., 5.00%, 6/01/2034 (a)	1,000	1,127
Series 2018A, Rev., 5.00%, 6/01/2035 (a)	1,500	1,688
City of San Francisco, Public Utilities Commission Water, Series D, Rev., 5.00%, 11/01/2034(a)	2,710	3,021
City of Santa Rosa, Wastewater, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/01/2023(a)	1,500	1,463
East Bay Municipal Utility District Water System, Series 2019A, Rev., 5.00%, 6/01/2038(a)	1,595	1,828
Eastern Municipal Water District Financing Authority
Series 2020A, Rev., 5.00%, 7/01/2032 (a)	1,050	1,228
Series 2016B, Rev., 5.00%, 7/01/2033 (a)	2,885	3,178
Series 2020A, Rev., 5.00%, 7/01/2034 (a)	1,250	1,455
Series 2020A, Rev., 5.00%, 7/01/2036 (a)	1,850	2,140
Los Angeles Department of Water & Power Power System, Series 2018D, Rev., 5.00%, 7/01/2031(a)	1,100	1,254
Metropolitan Water District of Southern California
Series 2012F, Rev., 5.00%, 7/01/2028 (a)	2,000	2,006
Series 2012A, Rev., 5.00%, 10/01/2029 (a)	1,500	1,504
Series 2019A, Rev., 5.00%, 7/01/2038 (a)	2,500	2,839
Novato Sanitary District, Wastewater, Rev., 5.00%, 2/01/2026(a)	1,530	1,687
San Diego County Water Authority, Series 2021B, Rev., 4.00%, 5/01/2033(a)	2,000	2,180
Santa Clara Valley Water District, Water System, Series 2016A, Rev., 5.00%, 6/01/2030(a)	1,600	1,743
Southern California Water Replenishment District
Rev., 5.00%, 8/01/2030 (a)	1,050	1,135
Rev., 5.00%, 8/01/2031 (a)	1,420	1,535
Rev., 5.00%, 8/01/2032 (a)	2,410	2,605
State of California Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/01/2024 (a)	1,500	1,612
Series 2019BA, Rev., 5.00%, 12/01/2026 (a)	1,500	1,687
Series 2019BA, Rev., 5.00%, 12/01/2033 (a)	1,500	1,728
Western Municipal Water District Facilities Authority, Tax-Exempt, Series 2020A, Rev., 5.00%, 10/01/2029(a)	325	380
		51,344
Total California		340,886
Total Municipal Bonds (Cost $349,253)		340,886
	Shares (000)
Short-Term Investments—3.5%
Investment Companies—3.5%
JPMorgan Institutional Tax Free Money Market Fund (e) (f)(Cost $12,604)	12,600	12,605
Total Investments—98.8% (Cost$361,857)		353,491
Assets in Excess of Other Liabilities—1.2%		4,173
Net Assets—100.0%		357,664

Percentages indicated are based on net assets.

Abbreviations

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(69)	09/21/2022	USD	(8,239)	56

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$963	$—	$963
Education	—	16,478	—	16,478
General Obligation	—	112,842	—	112,842
Hospital	—	24,025	—	24,025
Housing	—	2,376	—	2,376
Industrial Development Revenue/Pollution Control Revenue	—	1,488	—	1,488
Other Revenue	—	28,790	510	29,300
Prerefunded	—	27,602	—	27,602
Transportation	—	51,576	—	51,576
Utility	—	22,892	—	22,892
Water & Sewer	—	51,344	—	51,344
Total California	—	340,376	510	340,886
Total Municipal Bonds	—	340,376	510	340,886
Short-Term Investments
Investment Companies	12,605	—	—	12,605
Total Investments in Securities	$12,605	$340,376	$510	$353,491
Appreciation in Other Financial Instruments
Futures Contracts	$56	$—	$—	$56
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$9,234	$64,968	$61,597	$1	$(1)	$12,605	12,600	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.